Shareholder Report, Line Graph (Details) - USD ($)																				12 Months Ended
	Apr. 03, 2025	Jan. 15, 2025	Dec. 11, 2024	Oct. 17, 2024	Jun. 25, 2024	May 31, 2024	Jan. 30, 2024	May 31, 2023	Aug. 30, 2022	May 31, 2022	May 31, 2021	May 31, 2020	Dec. 20, 2019	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	Sep. 30, 2014	May 31, 2025
NEOS Bitcoin High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS Bitcoin High Income ETF NAV
Accumulated Value				$ 10,000																$ 14,324
NEOS Enhanced Income 1-3 Month T-Bill ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS Enhanced Income 1-3 Month T-Bill ETF NAV
Accumulated Value						$ 11,023		$ 10,418	$ 10,000											$ 11,617
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS Enhanced Income 20+ Year Treasury Bond ETF NAV
Accumulated Value			$ 10,000																	$ 9,423
NEOS Enhanced Income Aggregate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS Enhanced Income Aggregate Bond ETF NAV
Accumulated Value						10,261		10,085	10,000											$ 10,861
NEOS Enhanced Income Credit Select ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS Enhanced Income Credit Select ETF NAV
Accumulated Value						14,226		13,419		$ 13,361	$ 13,465	$ 12,179		$ 11,643	$ 11,315	$ 11,352	$ 10,486	$ 10,011	$ 10,000	$ 14,976
NEOS Nasdaq-100® Hedged Equity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS Nasdaq-100® Hedged Equity Income ETF NAV
Accumulated Value						13,552		10,789		10,909	12,113	10,919	$ 10,000							$ 15,786
NEOS Nasdaq 100® High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS Nasdaq 100® High Income ETF NAV
Accumulated Value						10,578	$ 10,000													$ 12,184
NEOS Real Estate High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS Real Estate High Income ETF NAV
Accumulated Value		$ 10,000																		$ 10,466
NEOS Russell 2000 High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS Russell 2000 High Income ETF NAV
Accumulated Value					$ 10,000															$ 10,204
NEOS S&P 500® Hedged Equity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS S&P 500® Hedged Equity Income ETF NAV
Accumulated Value	$ 10,000																			$ 10,315
NEOS S&P 500® High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																				NEOS S&P 500® High Income ETF NAV
Accumulated Value						12,309		10,631	10,000											$ 13,787
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				S&P 500® Total Return Index
Accumulated Value				10,000																$ 10,202
CME CF BTC-USD Reference Rate 4PM NY [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				CME CF BTC-USD Reference Rate 4PM NY
Accumulated Value				$ 10,000																$ 15,449
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,079		9,949	10,000											$ 10,629
Bloomberg U.S. Treasury Bills: 1-3 Months Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg U.S. Treasury Bills: 1-3 Months Index
Accumulated Value						10,870		10,302	10,000											$ 11,395
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000																	$ 10,069
ICE US Treasury 20+ Year Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				ICE US Treasury 20+ Year Bond Total Return Index
Accumulated Value			$ 10,000																	$ 9,440
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg US Aggregate Bond Index
Accumulated Value						10,079		9,949	10,000											$ 10,629
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg U.S. Aggregate Bond Index
Accumulated Value						11,304		11,159		11,403	12,425	12,475		11,402	10,716	10,756	10,589	10,281	10,000	$ 11,922
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Bloomberg U.S. Corporate High Yield Index
Accumulated Value						15,392		13,837		13,831	14,600	12,700		$ 12,534	$ 11,880	$ 11,608	$ 10,220	$ 10,303	$ 10,000	$ 16,826
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				NASDAQ Composite Total Return Index
Accumulated Value						19,510		14,966		13,852	15,657	10,727	10,000							$ 22,440
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				NASDAQ 100® Total Return Index
Accumulated Value						22,250		16,970		$ 14,915	$ 16,031	$ 11,109	$ 10,000							$ 25,814
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				NASDAQ Composite Total Return Index
Accumulated Value						10,739	10,000													$ 12,352
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				NASDAQ 100® Total Return Index
Accumulated Value						10,568	$ 10,000													$ 12,260
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				S&P 500® Index
Accumulated Value		10,000																		$ 10,169
Dow Jones U.S. Real Estate Capped Index (USD) TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Dow Jones U.S. Real Estate Capped Index (USD) TR
Accumulated Value		$ 10,000																		$ 10,397
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				S&P 500® Index
Accumulated Value					10,000															$ 10,986
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 2000 Total Return Index
Accumulated Value					$ 10,000															$ 10,304
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				S&P 500® Total Return Index
Accumulated Value	$ 10,000																			$ 10,447
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				S&P 500® Total Return Index
Accumulated Value						$ 13,472		$ 10,510	$ 10,000											$ 15,294